Leases, Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of undiscounted future minimum lease payments under non-cancellable leases

The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases to the total lease liabilities recognized on the consolidated balance sheets as of January 31, 2022 (Successor):

Fiscal Year Ended January 31 (in thousands):	Operating Leases
2023	$7,200
2024	3,993
2025	2,485
2026	1,198
2027	1,201
Thereafter	4,989
Total future minimum lease payments	21,066
Less effects of discounting	(2,929)
Total lease liabilities	$18,137

Reported as of January 31, 2022
Lease liabilities	$6,387
Long-term lease liabilities	11,750
Total lease liabilities	$18,137